As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 95.44%

	COMMUNICATIONS: 0.79%
	Major Telecommunications: 0.79%
25,000	Verizon Communications, Inc.	$814,750
	Total Communications (Cost $743,138)	814,750

	CONSUMER DURABLES: 5.11%
	Automotive Aftermarket: 0.75%
23,000	Cooper Tire & Rubber Co.	451,490
30,000	Goodyear Tire & Rubber Co. (a)	322,500
		773,990
	Electronics/Appliances: 0.71%
10,000	Helen Of Troy Ltd. (a) (b)	252,900
6,000	Whirlpool Corp.	485,760
		738,660
	Homebuilding: 1.31%
43,000	D.R. Horton, Inc.	478,160
12,000	M.D.C. Holdings, Inc.	348,360
28,000	Toll Brothers, Inc. (a)	532,560
		1,359,080
	Recreational Products: 2.34%
45,000	Activision Blizzard, Inc.	486,900
25,000	Hasbro, Inc.	1,112,750
35,000	Mattel, Inc.	821,100
		2,420,750

	Total Consumer Durables (Cost $4,523,695)	5,292,480

	CONSUMER NON-DURABLES: 3.68%
	Apparel/Footwear: 0.58%
40,000	Delta Apparel, Inc. (a) (c)	600,000
	Beverages: Non-Alcoholic: 0.90%
16,000	Coca-Cola Co.	936,320
	Food: Major Diversified: 0.60%
20,000	Kraft Foods Inc. - Class A	617,200
	Food: Meat/Fish/Dairy: 0.73%
47,000	Tyson Foods, Inc. - Class A	752,940
	Tobacco: 0.87%
16,000	Philip Morris International Inc.	896,320

	Total Consumer Non-Durables (Cost $2,907,143)	3,802,780

	CONSUMER SERVICES: 3.36%
	Cable/Satellite TV: 0.73%
42,000	Comcast Corp. - Class A	759,360
	Casinos/Gaming: 0.42%
30,000	International Game Technology	433,500
	Hotels/Resorts/Cruiselines: 0.44%
12,000	Carnival Corp. (b)	458,520
	Media Conglomerates: 1.15%
36,000	Walt Disney Co.	1,191,960
	Restaurants: 0.62%
25,000	Starbucks Corp.	639,500

	Total Consumer Services (Cost $3,069,760)	3,482,840

	DISTRIBUTION SERVICES: 2.86%
	Electronics Distributors: 1.79%
30,000	Avnet, Inc. (a)	810,300
84,000	Brightpoint, Inc. (a)	587,160
45,000	Wayside Technology Group, Inc.	454,500
		1,851,960
	Medical Distributors: 1.07%
18,000	McKesson Corp.	1,112,040

	Total Distribution Services (Cost $2,123,937)	2,964,000

	ELECTRONIC TECHNOLOGY: 17.87%
	Aerospace & Defense: 4.72%
5,000	American Science and Engineering, Inc.	368,250
22,500	BE Aerospace, Inc. (a)	681,975
40,000	Ducommun, Inc.	871,200
7,000	General Dynamics Corp.	439,670
72,000	LMI Aerospace, Inc. (a)	1,146,240
11,000	Lockheed Martin Corp.	784,080
13,000	Raytheon Co.	594,230
		4,885,645
	Computer Communications: 1.40%
40,000	Cisco Systems, Inc. (a)	876,000
60,000	Digi International, Inc. (a)	569,400
		1,445,400
	Computer Peripherals: 1.11%
35,000	Seagate Technology PLC (a) (b)	412,300
26,000	Western Digital Corp. (a)	738,140
		1,150,440
	Computer Processing Hardware: 2.05%
4,500	Apple Inc. (a)	1,276,875
20,000	Hewlett Packard Co.	841,400
		2,118,275
	Electronic Components: 0.97%
45,000	AVX Corp.	621,900
40,000	Vishay Intertechnology, Inc. (a)	387,200
		1,009,100
	Electronic Production Equipment: 1.94%
130,000	Aetrium, Inc. (a)	351,000
25,000	Lam Research Corp. (a)	1,046,250
35,976	Ultratech, Inc. (a)	615,190
		2,012,440
	Semiconductors: 4.58%
40,243	Ceva, Inc. (a)	575,475
48,000	Diodes, Inc. (a)	820,320
45,000	Integrated Device Technology, Inc. (a)	263,250
35,000	Intel Corp.	673,050
35,000	National Semiconductor Corp.	446,950
70,000	Pericom Semiconductor Corp. (a)	608,300
57,504	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	583,090
80,000	TriQuint Semiconductor, Inc. (a)	768,000
		4,738,435
	Telecommunications Equipment: 1.10%
107,668	Clearfield, Inc. (a)	315,467
45,000	Corning, Inc.	822,600
		1,138,067

	Total Electronic Technology (Cost $12,094,376)	18,497,802

	ENERGY MINERALS: 8.18%
	Integrated Oil: 3.61%
11,000	Chevron Corp.	891,550
15,000	Exxon Mobil Corp.	926,850
36,000	Marathon Oil Corp.	1,191,600
20,000	Petroleo Brasileiro S.A. - ADR	725,400
		3,735,400
	Oil & Gas Production: 4.57%
18,000	Anadarko Petroleum Corp.	1,026,900
10,000	Apache Corp.	977,600
39,500	Chesapeake Energy Corp.	894,675
9,000	Devon Energy Corp.	582,660
16,000	Occidental Petroleum Corp.	1,252,800
		4,734,635

	Total Energy Minerals (Cost $5,782,105)	8,470,035

	FINANCE: 9.72%
	Financial Conglomerates: 1.59%
23,200	JPMorgan Chase & Co.	883,224
14,000	Prudential Financial, Inc.	758,520
		1,641,744
	Investment Banks/Brokers: 1.29%
20,000	Ameriprise Financial, Inc.	946,600
20,000	NASDAQ OMX Group, Inc. (a)	388,600
		1,335,200
	Life/Health Insurance: 1.52%
15,000	Metlife, Inc.	576,750
45,000	Unum Group	996,750
		1,573,500
	Major Banks: 2.19%
20,000	Bank of America Corp.	262,200
20,000	Bank of New York Mellon Corp.	522,600
30,000	BB&T Corp.	722,400
30,000	Wells Fargo & Co.	753,900
		2,261,100
	Property/Casualty Insurance: 1.48%
15,000	Endurance Specialty Holdings Ltd. (b)	597,000
18,000	Travelers Companies, Inc.	937,800
		1,534,800
	Real Estate Investment Trusts: 0.95%
55,000	BioMed Realty Trust, Inc.	985,600
	Regional Banks: 0.70%
45,000	TCF Financial Corp. (c)	728,550

	Total Finance (Cost $7,934,047)	10,060,494

	HEALTH SERVICES: 2.59%
	Managed Health Care: 1.81%
26,000	Aetna, Inc.	821,860
30,000	Unitedhealth Group, Inc.	1,053,300
		1,875,160
	Services to the Health Industry: 0.78%
151,100	Healthstream, Inc. (a)	803,852

	Total Health Services (Cost $1,283,441)	2,679,012

	HEALTH TECHNOLOGY: 7.52%
	Biotechnology: 0.89%
13,000	Genzyme Corp. (a)	920,270
	Medical Specialties: 3.72%
18,000	Baxter International, Inc.	858,780
19,000	Covidien PLC (b)	763,610
65,168	Palomar Medical Technologies, Inc. (a)	673,186
17,000	Thermo Fisher Scientific, Inc. (a)	813,960
65,000	Vascular Solutions, Inc. (a)	746,200
		3,855,736
	Pharmaceuticals: Major: 2.91%
17,500	Abbott Laboratories	914,200
30,000	Bristol-Myers Squibb Co.	813,300
16,000	Johnson & Johnson	991,360
5,000	Novartis AG - ADR	288,350
		3,007,210

	Total Health Technology (Cost $6,390,928)	7,783,216

	INDUSTRIAL SERVICES: 3.86%
	Contract Drilling: 2.27%
17,000	Diamond Offshore Drilling, Inc. (c)	1,152,090
33,000	Nabors Industries Ltd. (a) (b)	595,980
20,000	Rowan Companies, Inc. (a)	607,200
		2,355,270
	Engineering & Construction: 0.31%
16,000	Tutor Perini Corp. (a)	321,440
	Environmental Services: 0.34%
22,000	US Ecology, Inc.	352,000
	Oilfield Services/Equipment: 0.94%
18,000	Oceaneering International, Inc. (a)	969,480

	Total Industrial Services (Cost $3,344,030)	3,998,190

	NON-ENERGY MINERALS: 3.20%
	Construction Materials: 0.39%
287,000	Smith Midland Corp. (a) (e)	401,800
	Other Metals/Minerals: 1.10%
15,000	BHP Billiton Ltd. - ADR (c)	1,144,800
	Precious Metals: 1.71%
10,720	Freeport-McMoRan Copper & Gold, Inc.	915,381
75,000	Yamana Gold, Inc. (b)	855,000
		1,770,381

	Total Non-Energy Minerals (Cost $2,088,123)	3,316,981

	PROCESS INDUSTRIES: 5.43%
	Agricultural Commodities/Milling: 1.99%
38,000	Archer-Daniels-Midland Co.	1,212,960
100,000	Darling International, Inc. (a)	852,000
		2,064,960
	Chemicals: Agricultural: 1.14%
20,000	Mosaic Co.	1,175,200
	Chemicals: Major Diversified: 0.65%
15,000	E.I. Du Pont de Nemours and Co.	669,300
	Chemicals: Specialty: 0.58%
20,000	OM Group, Inc. (a)	602,400
	Industrial Specialties: 1.07%
55,000	Olin Corp.	1,108,800

	Total Process Industries (Cost $3,192,273)	5,620,660

	PRODUCER MANUFACTURING: 4.94%
	Electrical Products: 1.04%
60,000	Harbin Electric, Inc. (a) (c)	1,073,400
	Industrial Machinery: 1.11%
14,000	Eaton Corp.	1,154,860
	Trucks/Construction/Farm Machinery: 2.79%
7,700	Joy Global, Inc.	541,464
45,000	Manitowoc Company, Inc.	544,950
10,000	Navistar International Corp. (a)	436,400
15,000	Terex Corp. (a)	343,800
75,000	Titan International Inc.	1,017,750
		2,884,364

	Total Producer Manufacturing (Cost $4,061,526)	5,112,624

	RETAIL TRADE: 6.34%
	Apparel/Footwear Retail: 1.66%
65,000	American Eagle Outfitters, Inc.	972,400
20,000	Nordstrom, Inc.	744,000
		1,716,400
	Department Stores: 0.63%
24,000	J.C. Penney Company, Inc.	652,320
	Discount Stores: 0.67%
13,000	Wal-Mart Stores, Inc.	695,760
	Drugstore Chains: 0.97%
30,000	Walgreen Co.	1,005,000
	Home Improvement Chains: 0.77%
25,000	Home Depot, Inc.	792,000
	Specialty Stores: 1.64%
20,000	Tiffany & Co.	939,800
24,000	Williams-Sonoma, Inc.	760,800
		1,700,600

	Total Retail Trade (Cost $4,668,602)	6,562,080

	TECHNOLOGY SERVICES: 4.53%
	Information Technology Services: 0.91%
7,000	International Business Machines Corp.	938,980
	Internet Software/Services: 0.64%
70,000	United Online, Inc.	400,400
3,700	United Technologies Corp.	263,551
		663,951
	Packaged Software: 2.98%
150,500	American Software, Inc. - Class A	887,950
100,000	Compuware Corp. (a)	853,000
30,000	Microsoft Corp.	734,700
40,000	Symantec Corp. (a)	606,800
		3,082,450

	Total Technology Services (Cost $4,059,667)	4,685,381

	TRANSPORTATION: 4.83%
	Marine Shipping: 1.62%
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	535,200
15,000	Tidewater, Inc.	672,150
35,000	Tsakos Energy Navigation Ltd. (b) (c)	466,200
		1,673,550
	Railroads: 2.86%
20,000	CSX Corp.	1,106,400
17,500	Norfolk Southern Corp.	1,041,425
10,000	Union Pacific Corp.	818,000
		2,965,825
	Trucking: 0.35%
15,000	Arkansas Best Corp.	363,450

	Total Transportation (Cost $2,788,749)	5,002,825

	UTILITIES: 0.63%
	Electric Utilities: 0.63%
19,000	Edison International	653,410
	Total Utilities (Cost $543,412)	653,410

	Total Common Stocks (Cost $71,598,952)	98,799,560

	SHORT-TERM INVESTMENTS: 4.30%
	Money Market Funds: 4.30%
4,450,642	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.15% (d) (Cost $4,450,642)	4,450,642

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 4.78%
4,951,515	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.15% (d) (Cost $4,951,515)	4,951,515

	Total Investments (Cost $81,001,109): 104.52%	108,201,717
	Liabilities in Excess of Other Assets: (4.52)%	(4,678,463)
	Total Net Assets: 100.00%	$103,523,254

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $4,875,852 at September 30, 2010.
(d) Rate shown is the 7-day yield as of September 30, 2010.
(e) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:
Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	—
Sales Cost	—
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$81,008,260
Gross unrealized appreciation	$32,037,408
Gross unrealized depreciation	(4,843,951)
Net unrealized appreciation	$27,193,457

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at September 30, 2010

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Communications	$814,750	$—	$—	$814,750
Consumer Durables	5,292,480	—	—	5,292,480
Consumer Non-Durables	3,802,780	—	—	3,802,780
Consumer Services	3,482,840	—	—	3,482,840
Distribution Services	2,964,000	—	—	2,964,000
Electronic Technology	18,497,802	—	—	18,497,802
Energy Minerals	8,470,035	—	—	8,470,035
Finance	10,060,494	—	—	10,060,494
Health Services	2,679,012	—	—	2,679,012
Health Technology	7,783,216	—	—	7,783,216
Industrial Services	3,998,190	—	—	3,998,190
Non-Energy Minerals	3,316,981	—	—	3,316,981
Process Industries	5,620,660	—	—	5,620,660
Producer Manufacturing	5,112,624	—	—	5,112,624
Retail Trade	6,562,080	—	—	6,562,080
Technology Services	4,685,381	—	—	4,685,381
Transportation	5,002,825	—	—	5,002,825
Utilities	653,410	—	—	653,410
Total Equity	98,799,560	—	—	98,799,560
Short-Term Investments	9,402,157	—	—	9,402,157
Total Investments in Securities	$108,201,717	$—	$—	$108,201,717

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 92.13%

	COMMUNICATIONS: 1.27%
	Major Telecommunications: 1.27%
6,700	Verizon Communications, Inc.	$218,353
	Total Communications (Cost $192,110)	218,353

	CONSUMER DURABLES: 4.28%
	Automotive Aftermarket: 0.63%
5,500	Cooper Tire & Rubber Co.	107,965
	Homebuilding: 0.97%
4,400	D.R. Horton, Inc.	48,928
4,100	M.D.C. Holdings, Inc.	119,023
		167,951
	Other Consumer Specialties: 0.71%
2,500	Fortune Brands, Inc.	123,075
	Recreational Products: 1.97%
14,000	Activision Blizzard, Inc.	151,480
8,000	Mattel, Inc.	187,680
		339,160

	Total Consumer Durables (Cost $851,288)	738,151

	CONSUMER NON-DURABLES: 6.94%
	Apparel/Footwear: 1.96%
2,400	Nike, Inc. - Class B	192,336
1,800	VF Corp.	145,836
		338,172
	Beverages: Non-Alcoholic: 1.02%
3,000	Coca-Cola Co.	175,560
	Food: Major Diversified: 0.89%
5,000	Kraft Foods, Inc. - Class A	154,300
	Food: Meat/Fish/Dairy: 0.84%
9,000	Tyson Foods, Inc. - Class A	144,180
	Household/Personal Care: 1.26%
1,700	Colgate-Palmolive Co.	130,662
1,460	Procter & Gamble Co.	87,556
		218,218
	Tobacco: 0.97%
2,975	Philip Morris International Inc.	166,660
	Total Consumer Non-Durables (Cost $890,715)	1,197,090

	CONSUMER SERVICES: 4.53%
	Cable/Satellite TV: 0.94%
9,000	Comcast Corp.	162,720
	Casinos/Gaming: 0.84%
10,000	International Game Technology	144,500
	Media Conglomerates: 0.96%
5,000	Walt Disney Co.	165,550
	Movies/Entertainment: 0.76%
9,400	World Wrestling Entertainment, Inc. - Class A	130,754
	Restaurants: 1.03%
2,400	McDonald's Corp.	178,824
	Total CONSUMER SERVICES (Cost $703,294)	782,348

	DISTRIBUTION SERVICES: 2.63%
	Electronics Distributors: 0.53%
9,000	Wayside Technology Group, Inc.	90,900
	Medical Distributors: 1.07%
3,000	McKesson Corp.	185,340
	Wholesale Distributors: 1.03%
4,000	Genuine Parts Co.	178,360
	Total Distribution Services (Cost $362,001)	454,600

	ELECTRONIC TECHNOLOGY: 10.13%
	Aerospace & Defense: 2.54%
1,925	American Science and Engineering, Inc.	141,776
2,300	Boeing Co.	153,042
2,000	Lockheed Martin Corp.	142,560
		437,378
	Computer Processing Hardware: 0.85%
3,500	Hewlett Packard Co.	147,245
	Electronic Components: 1.14%
9,700	AVX Corp.	134,054
4,400	Jabil Circuit, Inc.	63,404
		197,458
	Semiconductors: 4.71%
3,200	Analog Devices, Inc.	100,416
10,000	Intel Corp.	192,300
5,600	Microchip Technology, Inc.	176,120
7,100	National Semiconductor Corp.	90,667
10,976	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	111,297
5,200	Texas Instruments, Inc.	141,128
		811,928
	Telecommunications Equipment: 0.89%
14,000	Telefonaktiebolaget LM Ericsson - ADR	153,580
	Total Electronic Technology (Cost $1,613,129)	1,747,589

	ENERGY MINERALS: 7.34%
	Integrated Oil: 5.01%
2,200	Chevron Corp.	178,310
2,400	Exxon Mobil Corp.	148,296
6,500	Marathon Oil Corp.	215,150
4,200	Petroleo Brasileiro S.A. - ADR	152,334
3,300	Total SA - ADR	170,280
		864,370
	Oil & Gas Production: 2.33%
1,400	Apache Corp.	136,864
6,000	Chesapeake Energy Corp.	135,900
2,000	Devon Energy Corp.	129,480
		402,244

	Total Energy Minerals (Cost $1,018,345)	1,266,614

	FINANCE: 12.86%
	Financial Conglomerates: 0.82%
3,700	JPMorgan Chase & Co.	140,859
	Investment Banks/Brokers: 0.96%
1,150	Goldman Sachs Group, Inc.	166,267
	Life/Health Insurance: 0.84%
6,500	Unum Group	143,975
	Major Banks: 3.06%
7,652	Bank of America Corp.	100,317
4,500	Bank of New York Mellon Corp.	117,585
7,500	BB&T Corp.	180,600
1,800	Toronto-Dominion Bank (a)	130,068
		528,570
	Property/Casualty Insurance: 4.67%
5,850	American Financial Group, Inc.	178,893
3,000	Chubb Corp.	170,970
3,300	Endurance Specialty Holdings Ltd. (a)	131,340
3,300	Travelers Companies, Inc.	171,930
5,625	W.R. Berkley Corp.	152,269
		805,402
	Real Estate Investment Trusts: 0.86%
5,800	LTC Properties, Inc.	148,016
	Savings Banks: 1.65%
10,000	Hudson City Bancorp, Inc.	122,600
10,000	New York Community Bancorp, Inc.	162,500
		285,100

	Total Finance (Cost $2,209,176)	2,218,189

	HEALTH TECHNOLOGY: 5.77%
	Medical Specialties: 2.46%
3,500	Baxter International, Inc.	166,985
3,500	Covidien PLC (a)	140,665
3,500	Medtronic, Inc.	117,530
		425,180
	Pharmaceuticals: Major: 3.31%
2,800	Abbott Laboratories	146,272
5,990	Bristol-Myers Squibb Co.	162,389
1,900	Johnson & Johnson	117,724
2,500	Novartis AG - ADR	144,175
		570,560

	Total Health Technology (Cost $938,489)	995,740

	INDUSTRIAL SERVICES: 3.21%
	Contract Drilling: 0.90%
2,300	Diamond Offshore Drilling, Inc.	155,871
	Environmental Services: 1.42%
6,400	US Ecology, Inc.	102,400
4,000	Waste Management Inc.	142,960
		245,360
	Oil & Gas Pipelines: 0.89%
8,000	Williams Companies, Inc.	152,880
	Total Industrial Services (Cost $615,951)	554,111

	NON-ENERGY MINERALS: 3.93%
	Other Metals/Minerals: 1.11%
2,500	BHP Billiton Ltd. - ADR	190,800
	Precious Metals: 2.11%
2,400	Freeport-McMoRan Copper & Gold, Inc.	204,936
14,000	Yamana Gold, Inc. (a)	159,600
		364,536
	Steel: 0.71%
3,200	Nucor Corp.	122,240
	Total Non-Energy Minerals (Cost $468,472)	677,576

	PROCESS INDUSTRIES: 4.34%
	Agricultural Commodities/Milling: 0.83%
4,500	Archer-Daniels-Midland Co.	143,640
	Chemicals: Major Diversified: 1.04%
4,000	E.I. Du Pont de Nemours and Co.	178,480
	Chemicals: Specialty: 1.77%
22,000	Aceto Corp.	149,380
6,400	Methanex Corp. (a)	156,736
		306,116
	Industrial Specialties: 0.70%
6,000	Olin Corp.	120,960
	Total Process Industries (Cost $626,749)	749,196

	PRODUCER MANUFACTURING: 5.39%
	Industrial Conglomerates: 1.51%
1,900	3m Co.	164,749
2,675	Ingersoll-Rand Company Ltd. - Class A (a)	95,524
		260,273
	Industrial Machinery: 1.29%
2,700	Eaton Corp.	222,723
	Metal Fabrication: 0.38%
7,334	Insteel Industries, Inc.	65,859
	Trucks/Construction/Farm Machinery: 2.21%
2,600	Caterpillar, Inc.	204,568
2,500	Joy Global, Inc.	175,800
		380,368

	Total Producer Manufacturing (Cost $666,026)	929,223

	RETAIL TRADE: 6.68%
	Apparel/Footwear Retail: 2.24%
9,000	American Eagle Outfitters, Inc.	134,640
5,500	Gap Inc.	102,520
4,000	Nordstrom, Inc.	148,800
		385,960
	Department Stores: 0.41%
2,600	J.C. Penney Company, Inc.	70,668
	Discount Stores: 0.93%
3,000	Wal-Mart Stores, Inc.	160,560
	Electronics/Appliances Stores: 0.71%
3,000	Best Buy Co., Inc.	122,490
	Home Improvement Chains: 0.64%
3,500	Home Depot, Inc.	110,880
	Specialty Stores: 1.75%
4,125	Tiffany & Co.	193,834
3,400	Williams-Sonoma, Inc.	107,780
		301,614

	Total Retail Trade (Cost $1,095,319)	1,152,172

	TECHNOLOGY SERVICES: 5.29%
	Data Processing Services: 0.93%
3,800	Automatic Data Processing, Inc.	159,714
	Information Technology Services: 1.01%
1,300	International Business Machines Corp.	174,382
	Internet Software/Services: 1.50%
18,000	United Online, Inc.	102,960
2,200	United Technologies Corp.	156,706
		259,666
	Packaged Software: 1.85%
23,000	American Software, Inc. - Class A	135,700
7,500	Microsoft Corp.	183,675
		319,375

	Total Technology Services (Cost $917,354)	913,137

	TRANSPORTATION: 5.67%
	Air Freight/Couriers: 0.54%
1,400	United Parcel Service, Inc. - Class B	93,366
	Marine Shipping: 2.19%
19,000	Navios Maritime Holdings Inc. (a)	111,530
5,642	Ship Finance International Ltd. (a)	109,624
2,000	Tidewater, Inc.	89,620
5,000	Tsakos Energy Navigation Ltd. (a)	66,600
		377,374
	Railroads: 1.89%
3,200	CSX Corp.	177,024
2,500	Norfolk Southern Corp.	148,775
		325,799
	Trucking: 1.05%
3,500	Arkansas Best Corp.	84,805
2,800	J.B. Hunt Transport Services, Inc.	97,160
		181,965

	Total Transportation (Cost $799,641)	978,504

	UTILITIES: 1.87%
	Electric Utilities: 1.87%
5,000	Duke Energy Corp.	88,550
3,100	Edison International	106,609
3,000	Exelon Corp.	127,740
	Total Utilities (Cost $322,003)	322,899

	TOTAL COMMON STOCKS (Cost $14,290,062)	15,895,492

	SHORT-TERM INVESTMENTS: 4.21%
	Money Market Funds: 4.21%
725,783	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.15% (b) (Cost $725,783)	725,783

	Total Investments (Cost $15,015,845): 96.34%	16,621,275
	Other Assets in Excess of Liabilities: 3.66%	631,898
	Net Assets: 100.00%	$17,253,173

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day yield as of September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$15,015,845
Gross unrealized appreciation	$2,889,912
Gross unrealized depreciation	(1,284,482)
Net unrealized appreciation	$1,605,430

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at September 30, 2010

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Communications	$218,353	$—	$—	$218,353
Consumer Durables	738,151	—	—	738,151
Consumer Non-Durables	1,197,090	—	—	1,197,090
Consumer Services	782,348	—	—	782,348
Distribution Services	454,600	—	—	454,600
Electronic Technology	1,747,589	—	—	1,747,589
Energy Minerals	1,266,614	—	—	1,266,614
Finance	2,218,189	—	—	2,218,189
Health Technology	995,740	—	—	995,740
Industrial Services	554,111	—	—	554,111
Non-Energy Minerals	677,576	—	—	677,576
Process Industries	749,196	—	—	749,196
Producer Manufacturing	929,223	—	—	929,223
Retail Trade	1,152,172	—	—	1,152,172
Technology Services	913,137	—	—	913,137
Transportation	978,504	—	—	978,504
Utilities	322,899	—	—	322,899
Total Equity	15,895,492	—	—	15,895,492
Short-Term Investments	725,783	—	—	725,783
Total Investments in Securities	$16,621,275	$—	$—	$16,621,275

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/26/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/26/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/26/2010

* Print the name and title of each signing officer under his or her signature.